CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 14,107	$ 4,555
Accounts receivable	2,811	1,506
Derivative royalty asset	0	2,182
Prepaid expenses and other	734	1,323
Total current assets	17,652	9,566
Non-current assets
Royalty, stream, and other interests	257,824	120,728
Investment in Silverback	450	595
Deferred income tax assets	105	0
Total non-current assets	258,379	121,323
TOTAL ASSETS	276,031	130,889
Current liabilities
Trade and other payables	5,394	1,286
Current acquisition payables	1,598	5,250
Total current liabilities	6,992	6,536
Non-current liabilities
Loans payable	13,027	5,335
Derivative loan liabilities	561	0
Acquisition payable	2,028	0
Deferred income tax liabilities	536	457
Total non-current liabilities	16,152	5,792
Total liabilities	23,144	12,328
EQUITY
Share capital	303,323	161,696
Reserves	12,930	13,199
Deficit	(63,366)	(56,334)
Total equity	252,887	118,561
TOTAL LIABILITIES AND EQUITY	$ 276,031	$ 130,889